SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Other accounts payable	¥ 31,492	¥ 34,634
Accrued expenses	109,397	90,126
Accrued vacation	8,970	9,785
Accrued consumption Taxes (VAT)	11,707
Deposits received	10,441	4,744
Others	12,102	2
Total	¥ 184,109	¥ 139,291